Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of Trade Receivables

	At December 31,
(Euro thousands)	2023	2022
Trade receivables	51,840	55,079
Loss allowance	(6,183)	(6,211)

Total trade receivables	45,657	48,868

Summary of Breakdown For The Loss Allowance
The following table provides a breakdown for the loss allowance:

	For the years ended December 31,
(Euro thousands)	2023	2022
At January 1,	6,211	6,308
Provisions	383	1,363
Write off	(334)	(1,551)
Net foreign exchange differences	(77)	91

At December 31,	6,183	6,211